Financial instruments at fair value (Tables)	12 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Fair value of assets
	March 31, 2017				March 31, 2018
$ in thousands
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity investments	167	-	-	167	78	-	-	78